CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Tencent [Member]
Issuance of ordinary shares for cash, issuance costs	$ 104
IPO [Member]
Issuance of ordinary shares for cash, issuance costs		4,575
Follow-on offering [Member]
Issuance of ordinary shares for cash, issuance costs	$ 1,253